ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
ACCOUNTING POLICY
Accounts receivable represent amounts owing to us that are currently due and collectible, as well as amounts owed to us under device or accessory financing agreements that have not yet been billed. We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value, and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.
ACCOUNTS RECEIVABLE BY TYPE

		As at December 31
(In millions of dollars)	Note	2021	2020

Customer accounts receivable		4,150	3,170
Other accounts receivable		791	656
Allowance for doubtful accounts	17	(240)	(222)

Total accounts receivable		4,701	3,604

Current		3,847	2,856
Long-term		854	748

Total accounts receivable		4,701	3,604

The long-term portion of our accounts receivable is recorded within "financing receivables" on our Consolidated Statements of Financial Position and is composed of our financing receivables that will be billed to customers beyond the next 12 months.